Separate Account KG of
                     Allmerica Financial Life Insurance and
                                Annuity Company

                            Separate Account KG of
                       First Allmerica Financial Life
                              Insurance Company

                  Supplement to Prospectuses dated May 1, 2002

                                    * * *

Effective July 29, 2002, Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company will no longer issue Scudder Gateway Advisor variable annuity contracts. However, existing Scudder Gateway Advisor contract Owners may continue to make additional payments under the terms of their contracts.

                                     * * *


Supplement dated July 29, 2002



Scudder Gateway Advisor